Basis of Presentation (Details Narrative)	Nov. 06, 2024	Jul. 24, 2024	Jul. 04, 2024
Alps Global Holding Berhad [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Voting rights acquired	53.00%	1.00%	46.00%